IMPORTANT NOTICE REGARDING
CHANGE IN INVESTMENT POLICY

Federated International High Income Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES (TICKER IHIAX)
CLASS B SHARES (TICKER IHIBX)
CLASS C SHARES (TICKER IHICX)
CLASS F SHARES (TICKER IHIFX)

SUPPLEMENT TO Prospectus DATED January 31, 2010

Effective February 21, 2011, Federated International High Income Fund (the “Fund”) will change its name to Federated Emerging Market Debt Fund (the “Name Change”). Accordingly, on that date, all references to “Federated International High Income Fund” in the Prospectus will be changed to “Federated Emerging Market Debt Fund.”

1.	Under “What are t he Fund's Investment Strategies?,” immediately prior to the sub-paragraph entitled “Portfolio Turnover,” the Fund's Prospectus includes the following non-fundamental investment policy (the “Names Rule Policy”):

“Because the Fund refers to high income in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in high-income investments or in emerging market fixed-income investments.”

2.	As a result of the Name Change, effective February 21, 2011, the Fund's Names Rule Policy will be revised to read as follows:

“Because the Fund refers to emerging market debt in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in emerging market fixed-income investments.”

December 8, 2010

Federated International High Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450795 (12/10)

Federated International High Income Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES (TICKER IHIAX)
CLASS B SHARES (TICKER IHIBX)
CLASS C SHARES (TICKER IHICX)
CLASS F SHARES (TICKER IHIFX)

SUPPLEMENT TO Statement of Additional Information DATED January 31, 2010

Effective February 21, 2011, Federated International High Income Fund (the “Fund”) will change its name to Federated Emerging Market Debt Fund (the “Name Change”). Accordingly, on that date, all references to “Federated International High Income Fund” in the Statement of Additional Information will be changed to “Federated Emerging Market Debt Fund.”

December 8, 2010

Federated International High Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450800 (12/10)